Long-Term Debt - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 19, 2019 CAD ($) Tranches	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Jun. 26, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Number of tranches | Tranches	2
Additional revolving credit facilities amount	$ 600,000,000						$ 400,000,000
Credit facility average interest rate		3.77%	4.53%
Letter of credit outstanding		$ 49,900,000	$ 48,000,000
Letter of credit issued and outstanding in addition		33,300,000	23,800,000
US funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable			13,600,000			$ 10.0
Bonds issued under surety facilities		386,200,000	791,400,000	$ 297.3		$ 580.2
Foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		2,600,000	4,700,000
Canadian funds [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable		448,000,000	515,000,000
Bonds issued under surety facilities		3,300,000	3,500,000
Expire before two thousand twenty one [member]
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		18,700,000	14,700,000
Expire after two thousand twenty one [member]
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		14,600,000	9,100,000
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		800,000,000
Agreement expiry date	Jun. 27, 2024
Unused capacity amount		282,600,000	223,400,000
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		$ 90,700,000	$ 78,200,000
Notes payable [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.70%	3.16%	2.70%	2.70%	3.16%
Notes payable [member] | US funds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		$ 4,200,000	$ 23,200,000	$ 3.2		$ 17.0
Notes payable [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		23,200,000	32,900,000
Notes payable [member] | Australian funds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		52,000,000			$ 57.1
Senior Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		$ 310,000,000
Term loan tranche B [member]
Disclosure of detailed information about borrowings [line items]
Agreement expiry date	Jun. 27, 2022
Drawn borrowing facilities	$ 150,000,000
Term loan tranche C [member]
Disclosure of detailed information about borrowings [line items]
Agreement expiry date	Jun. 27, 2023
Drawn borrowing facilities	$ 160,000,000
Software financing obligations [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.40%		1.40%	1.40%
Software financing obligations [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.25%		5.25%	5.25%